Acquisition - Additional Information (Detail)	6 Months Ended
Jun. 30, 2014
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	5 years
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	10 years
Trade Names [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	10 years
Trade Names [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	15 years